Introduction - Initial application of standards (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Nov. 14, 2019
Disclosure of initial application of standards or interpretations [line items]
Receivables from contracts with customers	$ 3.9
Lease liabilities	1,167.0		$ 1,021.0
Lease liabilities	171.0	[1]	123.0
Non-current lease liabilities	996.0	[1]	897.0
ASSETS
Property, plant and equipment, net	3,198.0	[1]	2,755.0	$ 2,899.0
Right of use assets	1,008.0	[1]	895.0
Investments in joint ventures	596.0	[1]	2,642.0
Contract costs, net	8.0	[1]	5.0
Deferred tax assets	180.0	[1]	197.0	200.0
Other non-current assets	74.0	[1]	77.0
Trade receivables, net	405.0	[1]	351.0
Contract assets, net	69.0	[1]	31.0
LIABILITIES
Debt and financing – non-current	5,904.0	[1]	5,578.0
Debt and financing – current	1,840.0	[1]	113.0
Contract liabilities	97.0	[1]	90.0
Provisions and other current liabilities	546.0	[1]	511.0
Current income tax liabilities	128.0	[1]	71.0
Deferred tax liabilities	214.0	[1]	209.0	285.0
EQUITY
Non-controlling interests	157.0	[1]	215.0
Revenue	4,617.0	[2]	4,171.0	4,336.0
Cost of sales	(1,302.0)	[2]	(1,171.0)	(1,201.0)
Operating expenses	(1,677.0)	[2]	(1,505.0)	(1,604.0)
Share of profit in joint ventures	210.0	[2],[3]	171.0	179.0
Tax (charge) credit, net	$ (189.0)	[2]	(102.0)	(120.0)
Increase (decrease) due to application of IFRS 16
ASSETS
Right of use assets			$ 895.0	$ 1,012.0
Principal shareholder | Kinnevik
Disclosure of initial application of standards or interpretations [line items]
Shareholder ownership percentage					37.00%

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	(i) Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[3]	The cash flows of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.